Investment in Joint Venture - JV Carrying Value Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Statement [Line Items]
Revenue	$ 4,023	$ 0	$ 1,855	$ 0
Net income (loss)	(91,119)		90,375
Other comprehensive income		0		0
Reconciliation of JCU net assets to Denison investment carrying value:
Adjusted net assets of JCU-at December 31		34,580		38,609
Net income (loss)	(91,119)		90,375
Investment from owners		6,714		4,770
Net assets of JCU-at November 30		$ 41,326		$ 34,580
Denison ownership interest		50.00%		50.00%
Investment in JCU	20,663		17,290
JCU
Statement [Line Items]
Net income (loss)		$ 32		$ (8,799)
Reconciliation of JCU net assets to Denison investment carrying value:
Net income (loss)		32		(8,799)
Investment in JCU	$ 20,663	$ 20,663	$ 17,290	$ 17,290